SEGMENT AND GEOGRAPHIC INFORMATION: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	$ 545,985	$ 528,369	$ 517,149
Long-lived assets:	201,290	212,162	215,492
United States
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	499,660	487,185	471,714
Long-lived assets:	161,504	170,173	172,087
Foreign
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	46,325	41,184	45,435
Long-lived assets:	$ 39,786	$ 41,989	$ 43,405